MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Digital Payments Infrastructure Fund - TPAY
Tortoise Global Water ESG Fund – TBLU
Tortoise North American Pipeline Fund - TPYP

(the “Funds”)

Supplement dated March 30, 2020 to the

Prospectus for the Funds dated March 30, 2020

Shareholders of the Tortoise Global Water ESG Fund (the “Water Fund”) have been asked to approve a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Tortoise Index Solutions, LLC (“Tortoise Index”) and Vident Investment Advisory, LLC (“VIA”) with respect to the Water Fund. It is anticipated that, subsequent to shareholder approval of the Sub-Advisory Agreement, VIA will begin serving as sub-adviser to the Water Fund in the second quarter of 2020. At that time, Austin Wen, CFA, Habib Moudachirou, and Denise Krisko, each of VIA, will serve as portfolio managers of the Water Fund. Additional information about each proposed portfolio manager is included in the Prospectus and Statement of Additional Information for the Funds.

Until such time as shareholders of the Water Fund approve the Sub-Advisory Agreement,  Matthew Weglarz of Tortoise Index will continue serving as the only portfolio manager of the Water Fund. Mr. Weglarz has served as the Water Fund’s only portfolio manager since the Water Fund’s inception in February 2017. Shareholders of the Water Fund will be notified about the results of the shareholder vote to approve the Sub-Advisory Agreement.

This supplement should be retained with your Prospectus for future reference.

Prospectus

Tortoise
North American Pipeline Fund
NYSE Arca: TPYP

Tortoise
Tortoise Global Water ESG Fund
CBOE Bzx: TBLU

Tortoise
Digital Payments Infrastructure Fund
CBOE Bzx: TPAY

March 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.tortoiseadvisors.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 844-TR-INDEX (844-874-6339) or by sending an e-mail request to info@tortoiseindexsolutions.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 844-TR-INDEX (844-874-6339) or send an e-mail request to info@tortoiseindexsolutions.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Tortoise Global Water ESG Fund
Tortoise North American Pipeline Fund
Tortoise Digital Payments Infrastructure Fund
A series of Managed Portfolio Series (the “Trust”)

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Fund Summary

Tortoise Global Water ESG Fund

Investment Objective
The Tortoise Global Water ESG Fund (the “Water Fund” or the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Global Water ESG Net Total Return IndexSM (the “Underlying Index” or the “Water Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.  During the most recent fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 16% of its average portfolio value.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is a proprietary rules-based, modified market capitalization weighted, float adjusted index designed to track the overall performance of equity securities of global Water Companies listed on developed country exchanges. A list of developed market exchanges is below. The Underlying Index is comprised of companies operating in one of two primary water-related industries: water infrastructure or water equipment and/or services (the “Water Industries”). Water infrastructure companies are those whose principal business is providing public water distribution or supporting/enhancing water distribution infrastructure via engineering, construction and/or consulting. Water infrastructure is comprised of two sub-industries: utilities and engineering & construction. Water equipment and/or services companies are those whose principal business is producing water equipment, such as pipes, valves, pumps and water efficiency products, or providing water services, such as filtration, treatment, and testing of water.  Water equipment and/or services companies often provide technologies or products that manage or facilitate the management of water distribution and usage, including the fields of water efficiency, water treatment, and irrigation. Water equipment and/or services is comprised of two sub-industries: pipes, pumps & valves and filtration, treatment & testing (together with utilities and engineering & construction, the “Water Sub-Industries”).

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., Water Companies).  A Water Company is a company that (i) derives at least 50% of revenues from the Water Industries; or (ii) derives at least 40% of its revenues from the Water Industries, is ranked in the top five companies by total revenue derived from any one of the Water Sub-Industries, and whose principal source of revenue comes from the Water Industries.

To be included in the Underlying Index, a company must be a Water Company that is listed on a developed country stock exchange. Tortoise Index Solutions, LLC (the “Adviser”), the Fund’s investment adviser, considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed countries. Under normal market conditions, the Fund anticipates investing at least 40% of its assets in companies organized in multiple countries outside of the United States, in companies whose principal listing exchange is outside the United States, or in companies doing a substantial amount of business outside the United States. The Underlying Index may include small and medium capitalization companies.  Eligible constituents must also have a total equity market capitalization of at least $400 million at the time of inclusion in the Underlying Index. In order to remain in the Underlying Index, a company must maintain an average equity market capitalization of at least $300 million for a minimum of 20 trading days prior to the rebalance of the Underlying Index. In addition, eligible constituents must obtain a minimum liquidity turnover of 0.15 to enter the Underlying Index and must retain a minimum liquidity turnover of at least 0.10 to remain in the Underlying Index. Liquidity turnover is calculated by dividing a company’s three-month average daily trading volume in U.S. dollars by the company’s total U.S. dollar market cap at the end of the three-month period.

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Lastly, eligible constituents must have a minimum Environmental, Social and Governance (“ESG”) Rating as determined by the index committee that governs the Underlying Index (the “Tortoise Index Committee”).  The Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in companies that have the minimum ESG Risk Rating required by the Underlying Index methodology. ESG Ratings are provided by Sustainalytics, a leading global provider of ESG and corporate governance research. The Sustainalytics ESG Ratings measure the degree to which a company performs its business in accordance with specified ESG factors.  The ESG Rating is designed to identify and understand the most material ESG factors, such as carbon emissions, effluents, and waste, land use and biodiversity, human rights, occupational health & safety, bribery & corruption and business ethics.  Each company’s overall score ranges from 0 to 100, with 0 being the lowest score and 100 the highest.    Companies are evaluated relative to their industry peers and are rated with respect to their environmental, social and governance practices. Companies are assessed continuously by Sustainalytics based on annual corporate filings and disclosures and other sources. To be considered relevant in the ESG Ratings, an issue must have a potentially substantial impact on the economic value of a company and, hence, its financial risk- and return profile from an investment perspective.

The Underlying Index methodology currently requires a minimum ESG Rating of 48 for inclusion in the Underlying Index and a minimum ESG Rating of 40 to remain in the Underlying Index. Companies that meet all other criteria but have not been rated by Sustainalytics may be included, but will be limited to 20% of the overall market capitalization of the Underlying Index.

The Underlying Index methodology provides that any existing constituent that drops below the existing ESG score threshold for inclusion for three consecutive quarters will be removed from the index and any constituent that drops more than 8 points below the existing threshold will be removed at the next rebalance. Additionally, the Underlying Index methodology provides that current constituents will be dropped from the Underlying Index if they fail to meet a minimum of 0.10 liquidity turnover for two consecutive quarters.  Any constituent that does not meet at least a 0.05 liquidity turnover will be dropped from the Underlying Index at the next rebalance.

The Underlying Index will include a minimum of 30 securities. Should the number of securities that meet the index inclusion criteria fall below 30, the Underlying Index may include additional securities that fall below the ESG score or the liquidity turnover threshold otherwise required for inclusion. This will ensure the index remains investible and diversified.  For the Underlying Index as a whole, no individual security may be more than 7.5% of the total float adjusted market cap of the Underlying Index. Should the weighting of any individual security be more than 7.5% of the total index market cap as of the reference date for the next rebalance, excess market cap will be distributed evenly to other constituents of the Underlying Index that do not currently exceed the 7.5% threshold. Additionally, only six securities may comprise over 4% of the Underlying Index at the reference date.

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In seeking to achieve its objective as an index fund, the Fund will invest at least 80% of its net assets (excluding any collateral held from securities lending) in common stocks and American depository receipts (“ADRs”) of Water Companies that comprise the Underlying Index. ADRs are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. The Fund may also invest in Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) (collectively, with ADRs, “Depositary Receipts”). Under normal conditions, the Fund generally will invest in substantially all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index.

As of the March 20, 2020 rebalance, the Underlying Index was comprised of 38 constituents.  The Underlying Index will rebalance quarterly in March, June, September and December. No constituents will be added to the Underlying Index between rebalance dates. Constituents are reviewed annually, at the March rebalance, to determine that they continue to meet the definition of a Water Company under the Underlying Index methodology. Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Underlying Index constituent changes and updates as well as any changes to the methodology will be posted to www.tortoiseadvisors.com. The Underlying Index was established in 2018 and is owned by the Adviser. The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund’s at no cost to the Fund.

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The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the water industry.

Principal Risks
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set forth below.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

General Market Risk.  The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Water Industry Risk. Any adverse developments in the water infrastructure and equipment/services industry may significantly affect the value of the shares of the fund.  Companies in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation influences.

Depository Receipt Risk.  Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks.  Depository Receipts may be less liquid than the underlying shares in the primary trading market.  Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository.  As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

Concentration Risk. Because the Fund’s assets will be concentrated in the water industry, the Fund is subject to loss due to adverse occurrences that may affect that industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

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Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of water companies in particular, or a particular company.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Mid-Cap and Small-Cap Companies Risk. Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.

ESG Risk. The Tortoise Index Committee's interpretation of positive ESG characteristics may differ from that of other market participants. Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Additionally, the Index provider may be unsuccessful in creating an index consisting of companies that satisfy its desired ESG thresholds. The failure to produce such an index could be the result of several factors including, but not limited to, the Index Provider’s inability to receive timely and accurate data from independent third-party ESG research providers.

Liquidity Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

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Tracking Error Risk.  There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective.  The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements.  Consequently, the performance of the Fund may diverge from that of its Underlying Index.  This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities.  Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Non-Diversification Risk.  The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Absence of Active Trading Market Risk.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than NAV Per Share.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV.  If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks.  The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market.  Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Legal and Regulatory Change Risks.  The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy.  The effect of any future regulatory change on the Fund could be substantial and adverse.

Methodology Risks. The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Performance Information
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s annual total returns from year to year.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Underlying Index.  Prior to June 15, 2018, the Fund tracked a different underlying index.  Performance shown prior to June 15, 2018 represents the performance of the Fund before the index change. In addition, the table below includes the performance of a blended index, which reflects the blended performance of the Fund’s former underlying index prior to June 15, 2018 and the Underlying Index thereafter. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at etp.tortoiseadvisors.com/tblu/performance/ — or by calling 844-TR-INDEX (844-874-6339).

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Calendar Year Total Returns as of December 31

36.61%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-11.87%
2018
2019

Best Quarter	Worst Quarter
Q4 2019 11.86%	Q4 2018 -9.65%

Average Annual Total Returns for the periods ended December 31, 2019(1)
	One Year	Since Inception (February 14, 2017)

Return Before Taxes	36.61%	13.78%
Return After Taxes on Distributions	36.13%	13.37%
Return After Taxes on Distributions and Sale of Fund Shares	22.10%	10.72%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	14.15%
Tortoise Global Water ESG Net Total Return Index SM (reflects no deduction for fees, expenses or taxes)	37.27%	15.10%
Tortoise TBLU Blend (reflects no deduction for fees, expenses or taxes)(1)	37.27%	14.32%

(1)       Reflects the blended returns of the Tortoise Water Total Return Index, the Water Fund’s prior underlying index, for periods prior to June 15, 2018, and the Tortoise Global Water ESG Net Total Return IndexSM thereafter.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Investment Adviser and Sub-Adviser
Tortoise Index Solutions, LLC serves as the investment adviser to the Fund.  Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) serves as sub-adviser to the Fund.   The Adviser also serves as index provider to the Fund.

Portfolio Managers
The Fund is managed by the sub-adviser’s portfolio management team.  The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Austin Wen, Portfolio Manager, CFA, of VIA, has served as a portfolio manager for the Fund since March 2020.

Habib Moudachirou, Senior Portfolio Manager for VIA, has served as a portfolio manager of the Fund since March 2020.

Denise Krisko, President and Founder of VIA, has served as a portfolio manager of the Fund since March 2020.

VIA began sub-advising the fund in March 2020.  Prior to that, Matthew Weglarz, CFA, of the Adviser, served as portfolio manager of the Fund since its inception in February 2017.

Purchase and Sale of Fund Shares
The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.”  Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the relevant benchmark index.  Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer.  You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security.  The Fund’s shares are listed on the CBOE BZX Exchange (The “Exchange”).  The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).  Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

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Tax Information
Distributions made by the Fund may be taxable as ordinary income, or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account.  Any withdrawals made from such tax-advantaged arrangement generally will be taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Tortoise North American Pipeline Fund

Investment Objective
The Tortoise North American Pipeline Fund (the “Pipeline Fund” or the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline IndexSM (the “Underlying Index” or the “Pipeline Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.  During the most recent fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 13% of its average portfolio value.

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Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index.  The Underlying Index is a proprietary rules-based, capitalization weighted, float adjusted index designed to track the overall performance of equity securities of North American Pipeline Companies.  The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., North American Pipeline Companies). A pipeline company is defined as a company that either 1) has been assigned a standard industrial classification (“SIC”) system code that indicates the company operates in the energy pipeline industry or 2) has at least 50% of its assets, cash flow or revenue associated with the operation or ownership of energy pipelines.  Pipeline companies engage in the business of transporting natural gas, crude oil and refined products, storing, gathering and processing such gas, oil and products and local gas distribution.

To be included in the Underlying Index, a company must be a pipeline company that is organized and has its principal place of business in the United States or Canada (such pipeline companies are collectively referred to in this Prospectus as “North American Pipeline Companies”) and is listed on the New York Stock Exchange, NASDAQ, NYSE MKT or Toronto Stock Exchange.  Eligible constituents must also have a total market capitalization of at least $200 million USD at the time of inclusion in the Underlying Index.  In order to remain in the Underlying Index, a company must maintain an average equity market capitalization of at least $175 million USD for a minimum of 20 trading days prior to the rebalance reference date of the Underlying Index.

Underlying Index constituents may include the following equity securities of North American pipeline companies: 1) common stock; 2) interests in master limited partnerships (“MLPs”); 3) interests in North American Pipeline Companies structured as limited liability companies (“LLCs”); and 4) equity securities of MLP affiliates, including common shares of corporations that own, directly or indirectly, MLP general partner interests (collectively referred to herein as “MLP Affiliates”).  MLP interests included in the Underlying Index must pay a distribution greater than or equal to their minimum quarterly distribution (“MQD”) at the time of inclusion in the Underlying Index.  No more than 20% of the Underlying Index may consist of MLPs and no constituent can exceed 7.5% of the Underlying Index as of the reference date.  Only six securities may comprise over 4% of the Underlying Index at the reference date. Additionally, affiliated MLP families (e.g., related MLPs and/or MLP Affiliates) in aggregate may not comprise more than 15% of the Underlying Index at the rebalance reference date.

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In seeking to achieve its objective as an index fund, the Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (or depository receipts based on such securities).  Under normal conditions, the Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings.  In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index.  The Fund may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to the Underlying Index and its components, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index but which Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) believes will help the Fund track the Underlying Index.

As of the March 20, 2020 rebalance, the Underlying Index was comprised of 61 constituents.  No constituents will be added to the Underlying Index between rebalance dates, which take place on a quarterly basis in March, June, September and December.  Constituents are reviewed annually, at the December rebalance, to determine that they continue to meet the definition of Pipeline Company under the Underlying Index methodology.  Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings.  Standard rebalances take place on a quarterly basis. Special rebalances are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis.  Underlying Index constituent changes and updates, as well as any changes to the methodology, will be posted to www.tortoiseadvisors.com. The Underlying Index was established by an affiliate of the Adviser and is owned and administered by the Adviser. The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund at no cost to the Fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries.  The Underlying Index and the Fund will be concentrated in the energy pipeline industry.

Principal Risks
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set forth below.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

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General Market Risk.  The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Concentration Risk.  Because the Fund’s assets will be concentrated in the energy pipeline industry, the Fund is subject to loss due to adverse occurrences that may affect that industry.  The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy.  An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Energy Pipeline Industry Risk.  Companies in the energy pipeline industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including but not limited to risks associated with companies owning and/or operating pipelines, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of pipeline companies in particular, or a particular company.

MLP Risk.  MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP.  Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.  Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

The Fund’s investment strategies depend in part on MLPs generally being treated as partnerships for U.S. federal income tax purposes.  If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

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The Fund expects to receive cash distributions each year from certain MLPs that exceed the net taxable income allocated to the Fund from such MLPs for such year, and, as a result, the Fund may recognize larger taxable gains (or smaller losses) with respect to such MLPs when it disposes of its interests in such MLPs.  If you hold shares in the Fund when such gains or losses are recognized, you may be required to pay tax on one or more Fund distributions, potentially at ordinary income tax rates, even though you may not have economically benefitted from the associated MLP cash distributions.

MLP Affiliate Risk.  The performance of securities issued by MLP Affiliates, including common shares of corporations that own general partner interests, primarily depends on the performance of an MLP.  The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.

Non-U.S. Securities Risk.  Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Canadian Securities Risk. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in companies with large market capitalizations is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

RIC Compliance Risk.  The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” (a “RIC”) under the Code.  Given the Fund’s contemplated investments in MLPs, qualifying as a RIC presents unusual challenges and may limit its investment opportunities.  If for any taxable year the Fund fails to qualify as a RIC, its taxable income will be subject to federal income tax at regular corporate rates and income available for distribution to shareholders will be reduced.

Liquidity Risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.  Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

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Passive Investment Risk.  The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Tracking Error Risk.  There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective.  The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements.  Consequently, the performance of the Fund may diverge from that of its Underlying Index.  This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities.  Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Derivatives Risk.  Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks.  Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Derivatives may expose the Fund to additional risks including: the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk); the risk that a counterparty will fail to perform as agreed (counterparty risk); the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk); the risk that losses may be greater than the amount invested (leverage risk); the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk); the risk that the investment may be difficult to value (pricing risk); and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk).

Non-Diversification Risk.  The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

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Absence of Active Trading Market Risk.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than Net Asset Value Per Share.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV.  If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks.  The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market.  Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Legal and Regulatory Change Risks.  The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy.  The effect of any future regulatory change on the Fund could be substantial and adverse.

Methodology Risks. The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

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Performance Information
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s annual total returns from year to year.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Underlying Index.  On March 20, 2017, the assets of the Tortoise North American Pipeline Fund, a series of Montage Managers Trust (the “Predecessor Fund”), which had the same portfolio manager as the Fund and has identical investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization.  Performance shown for periods prior to March 20, 2017 represent the performance of the Predecessor Fund.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information for the Fund is available on the Fund’s website -- http://etp.tortoiseadvisors.com/tpyp/performance/ -- or by calling 844-TR-INDEX (844-874-6339).

Calendar Year Total Returns as of December 31

37.49%
2.18%
-10.87%
23.06%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
2016
2017
2018
2019

Best Quarter	Worst Quarter
Q1 2019 21.37%	Q4 2018 -13.60%

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Average Annual Total Returns for the periods ended December 31, 2019(1)
	One Year	Since Inception (June 29, 2015)

Return Before Taxes	23.06%	2.70%
Return After Taxes on Distributions	22.42%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	14.10%	1.90%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	12.82%
Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	24.07%	3.34%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Investment Adviser and Sub-Adviser
Tortoise Index Solutions, LLC (the “Adviser”) serves as the investment adviser to the Fund.  Vident Investment Advisory, LLC serves as sub-adviser to the Fund.   The Adviser also serves as index provider to the Fund.

Portfolio Managers
The Fund is managed by the sub-adviser’s portfolio management team.  The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Austin Wen, Portfolio Manager, CFA, of VIA, has served as a portfolio manager for the Fund since March 2020.

Habib Moudachirou, Senior Portfolio Manager for VIA, has served as a portfolio manager of the Fund since March 2020.

Denise Krisko, President and Founder of VIA, has served as a portfolio manager of the Fund since March 2020.

VIA began sub-advising the fund in March 2020.  Prior to that, Matthew Weglarz, CFA, of the Adviser, served as portfolio manager of the Fund since its inception in June 2015..

Purchase and Sale of Fund Shares
The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.”  Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the relevant benchmark index.  Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer.  You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security.  The Fund’s shares are listed on the NYSE Arca (the “Exchange”).  The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).  Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

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Tax Information
Distributions made by the Fund may be taxable as ordinary income, or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account.  Any withdrawals made from such tax-advantaged arrangement generally will be taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Tortoise Digital Payments Infrastructure Fund

Investment Objective
The Tortoise Digital Payments Infrastructure Fund (the “Digital Payments Fund” or the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Global Digital Payments Infrastructure IndexSM (the “Underlying Index” or the “Digital Payments Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.  During the most recent fiscal period ended November 30, 2019, the Fund’s portfolio turnover rate was 34% of its average portfolio value.

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Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is a proprietary rules-based, modified market capitalization weighted, float adjusted index designed to track the overall performance of equity securities of global digital payments infrastructure companies (“Digital Payments Companies”) listed on developed country exchanges. A list of developed market exchanges is below.  Digital Payments Companies are those that are materially engaged in digital payments, from merchant processing and settlement, real time record keeping, settlement networks, and financial technology (“Fintech”) products or services that facilitate the ease, efficiency, and/or speed of digital payments. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Digital Payments Companies.  A Digital payments Company is defined as a company that derives at least 50% of gross revenues, operating income, EBITDA, or assets from one or more of the industries listed below.

Global Digital Payments – Companies directly involved in the processing of a digital payment and that have material exposure as such and whose primary business is comprised of one or a combination of the following categories:

•
Credit Card Networks:  Credit card networks control where credit cards can be accepted and facilitate transactions between merchants and credit card users.  Credit card networks receive the interchange fees, which are a portion of the amount that merchants are charged to accept a credit card transaction.  There are four major credit card networks.  Every digital credit card transaction must go through a credit card network.

•	Digital Transaction Processing includes:

o
Merchant acquirers: Merchant acquirers are responsible for signing merchants to card acceptance agreements which allow local merchants to accept credit cards. Merchant acquirers operate as the gateway to the credit card networks.

o
Processors/Issuer Processors: Processors operate by providing authorization, data transmission and settlement functions.  It also includes issuer processors who provide outsourced services to the credit card issuing community, such as authorization and settlements.

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o	Supporting Products or Services: Companies that provide products (such as Point of Sale terminals), or services to merchants or payment processors are included in this category.

•	Credit Card Issuer: Defined as a company whose principal business is issuing credit cards.

Innovative Transaction Solutions and Services – Companies that provide a technology, generally software and services, which assist in making digital payment processes more efficient and/or help facilitate the initiation of digital transactions, including:

•
Digital Payment Processing Software (Payments Fintech): Defined as a company whose principal business is providing technology solutions (generally software or services), enabling quicker, more efficient booking and processing of digital payments/transactions.

•
Online Financial Services Market Place: Defined as companies that operate primarily online and whose primary business is to make completing an online financial transaction easier. These are companies that use technology to improve traditional methods of matching counterparties for transactional based finance.  Capital markets transactions, such as the buying and selling of stock, bonds or other investment products are not included in this group.

To be included in the Underlying Index, a company must be a Digital Payments Company that is listed on a developed country stock exchange. Tortoise Index Solutions, LLC (the “Adviser”), the Fund’s investment adviser, considers exchanges to be developed if they are classified as such by at least 3 of the following five groups:  Dow Jones, FTSE, MSCI, Russell and S&P.  As of December 31, 2019, this list included Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed countries. The Underlying Index may include small and medium capitalization companies.  Eligible constituents must also have a total equity market capitalization of at least $400 million for two consecutive quarters prior to the reference date at the time of inclusion in the Underlying Index. In order to remain in the Underlying Index, a company must maintain an average equity market capitalization of at least $300 million for a minimum of 20 trading days prior to next reference date of the Underlying Index.

In addition, eligible constituents must obtain a minimum liquidity turnover of 0.15 for two consecutive quarters prior to a reference date to be eligible for inclusion in the Underlying Index and must maintain a minimum liquidity turnover of at least 0.10 to remain in the Underlying Index. Index constituents who fail to meet a minimum liquidity turnover for two consecutive quarters will be dropped from the Underlying Index.  Liquidity turnover is calculated by dividing a company’s three-month average daily trading volume in U.S. dollars by the company’s total U.S. dollar market capitalization at the end of the three-month period.  In an index that’s weighted primarily by market capitalization, scaling the liquidity requirement to the size of the company provides a better gauge of relative liquidity than a strict dollar limitation.  Companies that have recently undergone an initial public offering only need to meet liquidity and capitalization requirements for the first quarter following the initial public offering in order to be included in the Underlying Index. Additionally, any constituent of the Underlying Index that does not meet at least a 0.05 liquidity turnover will be dropped without the two quarter requirement.

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The Underlying Index will include a minimum of 30 securities. Should the number of securities that meet the index inclusion criteria fall below 30, the Underlying Index may include additional Digital Payments Companies that fall below the market capitalization or the liquidity turnover threshold otherwise required for inclusion. This will ensure the Underlying Index remains investible and diversified.  For the Underlying Index as a whole, no individual security may be more than 4.5% of the total market capitalization of the Underlying Index as of the reference date. Should the weighting of any individual security be more than 4.5% of the total index market capitalization as of the reference date for the next rebalance, excess market capitalization will be distributed evenly to other constituents of the Underlying Index that do not currently exceed the 4.5% threshold.

In seeking to achieve its objective as an index fund, the Fund will invest at least 80% of its net assets (excluding any collateral held from securities lending) in global common stocks and American depository receipts (“ADRs”) of Digital Payments Companies that comprise the Underlying Index. ADRs are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. The Fund may also invest in Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) (collectively, with ADRs, “Depositary Receipts”). Under normal conditions, the Fund generally will invest in substantially all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index.  The Fund may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to the Underlying Index and its components, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index but which Vident Investment Advisory, LLC (VIA” or the “Sub-Adviser”) believes will help the Fund track the Underlying Index.

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As of the March 20, 2020 rebalance, the Underlying Index was comprised of 49 constituents.  The Underlying Index will rebalance quarterly in March, June, September and December. The rebalancing of the Underlying Index will be based on data as of a reference date approximately ten days prior to the rebalance date. No constituents will be added to the Underlying Index between rebalance dates. Constituents are reviewed annually, at the September rebalance, to determine that they continue to meet the definition of a Digital Payments Company under the Underlying Index methodology. Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Underlying Index constituent changes and updates as well as any changes to the methodology will be posted to www.tortoiseadvisors.com. The Underlying Index was established in 2018 and is owned by the Adviser. The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund’s at no cost to the Fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the digital payments industry.

Principal Risks
As with all funds, a shareholder of the Funds is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Funds are set forth below.  An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

General Market Risk.  The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Digital Payments Industry Risk. Any adverse developments in the digital payments industry and its components as defined above, may significantly affect the value of the shares of the fund.  Companies in the digital payments industry are subject to major changes in technology, security considerations, taxes, government regulation, general economic conditions, competition and potential political influences.

Competition is a threat to digital payments companies, much of which is derived from related technology risks.  Competitors in this industry include financial institutions and well-established payment processing companies, but the industry is also facing new competitive pressure from non-traditional participants in the payments industry.  While those names should be included in this fund, the industry is increasingly competitive and technology driven which makes developing and maintaining a competitive advantage difficult for some companies.  Keeping up with technology changes requires a significant amount of research, software and product development, which may be costly.  This investment in technology is not guaranteed to earn a positive return, depending on the success of the technology developed.

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While digital payments are expected to continue to grow as an overall portion of transactions as a whole, the digital payments industry is cyclical and a material and/or sustained downturn in the economy may materially impact the business models of companies included in the Fund.

The digital payments industry may also be exposed to certain regulatory risks, which, depending on their severity, could materially impact the outlook for these companies.  Banking regulation, consumer protection laws, privacy/information security, anti-money laundering and/or other changes in regulation may affect these companies.

Additionally, security and reliability are extremely important in this industry.  A material security breach or system outage, either caused by the company or a contracted third party, may impact the reputation of these companies and could materially impact the financial situation of included companies.

Finally, a shift in consumer preferences for transaction/payment methods, particularly unforeseen shifts, could materially impact companies in the Fund to the extent that the company relied on revenues from the area the consumer is shifting from.

Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

Depository Receipt Risk.  Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks.  Depository Receipts may be less liquid than the underlying shares in the primary trading market.  Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository.  As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

Concentration Risk. Because the Fund’s assets will be concentrated in the digital payments industry, the Fund is subject to loss due to adverse occurrences that may affect that industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

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Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of digital payments companies in particular.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Mid-Cap and Small-Cap Companies Risk. Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.

Liquidity Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Tracking Error Risk.  There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective.  The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements.  Consequently, the performance of the Fund may diverge from that of its Underlying Index.  This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities.  Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

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Absence of Active Trading Market Risk.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than Net Asset Value Per Share (“NAV”).  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV.  If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks.  The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market.  Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Legal and Regulatory Change Risks.  The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy.  The effect of any future regulatory change on the Fund could be substantial and adverse.

Derivatives Risk.  Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks.  Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Derivatives may expose the Fund to additional risks including: the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk); the risk that a counterparty will fail to perform as agreed (counterparty risk); the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk); the risk that losses may be greater than the amount invested (leverage risk); the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk); the risk that the investment may be difficult to value (pricing risk); and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk).

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Methodology Risks. The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Funds with the market exposure it seeks.

Performance Information
The Fund has a limited performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance. Updated performance information for the Fund will be available on the Fund’s website — www.tortoiseadvisors.com — or by calling 844-TR-INDEX (844-874-6339).

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Investment Adviser and Sub-Adviser
Tortoise Index Solutions, LLC serves as the investment adviser to the Fund.  Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) serves as sub-adviser to the Fund.   The Adviser also serves as index provider to the Fund.

Portfolio Managers
The Fund is managed by the sub-adviser’s portfolio management team.  The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Austin Wen, Portfolio Manager, CFA, of VIA, has served as a portfolio manager for the Fund since March 2020.

Habib Moudachirou, Senior Portfolio Manager for VIA, has served as a portfolio manager of the Fund since March 2020.

Denise Krisko, President and Founder of VIA has served as a portfolio manager of the Fund since March 2020.

VIA began sub-advising the fund in March 2020.  Prior to that, Matthew Weglarz, CFA, of the Adviser, served as portfolio manager of the Fund since its inception in January 2019.

Purchase and Sale of Fund Shares
The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.”  Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the relevant benchmark index.  Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer.  You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security.  The Fund’s shares are listed on the CBOE BZX Exchange (the “Exchange”).  The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).  Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

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Tax Information
Distributions made by the Fund may be taxable as ordinary income, or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account.  Any withdrawals made from such tax-advantaged arrangement generally will be taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Index Provider/Trademark License/Disclaimer
The Adviser provides the Water Index, the Pipeline Index and the Digital Payments Index (together, the “Underlying Indexes”) to the Funds.  The Adviser created and is responsible for maintaining and applying the rules-based methodology of the Underlying Indexes.

The Underlying Indexes are the exclusive property of the Adviser. The Adviser has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Water Index and Pipeline Index and Solactive AG (“Solactive”) to calculate and maintain the Digital Payments Index.

The Water Index and Pipeline Index are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Water Index or Pipeline Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by the Adviser and its affiliates. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

The Funds based on the Water Index or Pipeline Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices.  S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Water Fund and Pipeline Fund particularly or the ability of the Water Index or Pipeline Index to track general market performance.  S&P Dow Jones Indices’ only relationship to the Adviser with respect to the Water Index and Pipeline Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices and the provision of the calculation services related to the Water Index or Pipeline Index.  S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds may be converted into cash or other redemption mechanics.  S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund.  S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Water Index or Pipeline Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

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S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE WATER INDEX OR PIPELINE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING ORAL, WRITTEN OR ELECTRONIC COMMUNICATIONS.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WATER INDEX OR PIPELINE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The financial instruments that are based on the  Digital Payments Index are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Digital Payments Index or the calculations thereof; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Digital Payments Index. Solactive does not guarantee the accuracy and/or the completeness of the Digital Payments Index or the calculations thereof and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Digital Payments Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Underlying Indexes.

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Additional Fund Information

Investment Objective

The Water Fund seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Water Index. The Pipeline Fund seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Pipeline Index. The Digital Payments Fund seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Digital Payments Index. The Funds may change their investment objectives and Underlying Indexes without shareholder approval.  The Funds’ other investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or the SAI.

Additional Information About the Principal Investment Strategies

Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e. Water Companies, North American Pipeline Companies or Digital Payments Companies).  If a Fund changes this 80% policy, it will provide Fund shareholders with 60 days’ notice in advance of such change.  Each Fund anticipates meeting this 80% policy because, under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of its Underlying Index.

Each Fund, using an “indexing” investment approach, seeks to track the investment results, before fees and expenses, of its Underlying Index.  A number of factors may affect a Fund’s ability to achieve a high correlation with its Underlying Index, including Fund expenses, differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, the timing or magnitude of changes to the composition of its Underlying Index, regulatory policies, and high portfolio turnover rate.  There can be no guarantee that the Funds will achieve a high degree of correlation with the Underlying Indexes.

The Adviser or Sub-Adviser may sell securities that are represented in the Underlying Indexes or purchase securities not yet represented in the Underlying Indexes, in anticipation of their removal from or addition to the Underlying Indexes.  Each Fund seeks to achieve a correlation between its performance, before fees and expenses, and its Underlying Index of 0.95 or better. A correlation of 1.00 would represent perfect correlation. The Funds seeks to replicate the component securities of their Underlying Indexes as closely as possible. However, under certain circumstances, it may not be possible or practicable to replicate the Underlying Indexes. In these instances, the Funds may purchase a representative sample of the component securities of the Underlying Indexes.  There may also be instances in which the Adviser or Sub-Adviser may choose to overweight or underweight securities represented in the Underlying Indexes.  Additionally, the Adviser or Sub-Adviser may purchase or sell securities not in the Underlying Indexes if the Adviser or Sub-Adviser believe such securities are appropriate to substitute for certain securities in a Fund’s Underlying Index.  The Adviser or Sub-Adviser  may utilize various combinations of other available investment techniques in seeking to track the Underlying Indexes.

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As a result of its investments, each Fund’s distributions for any taxable year may exceed its earnings and profits, as determined for U.S. federal income tax purposes.  For a given taxable year, fund distributions, if any, that exceed earnings and profits may be treated as a return of capital to shareholders.

Additional Principal Risk Information
The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in the Funds’ summary along with additional risk information.

General Market Risk (All Funds).  The Funds are subject to all of the business risks and uncertainties associated with any business, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  U.S. and international markets have, and may continue to, experience volatility, which may increase risks associated with an investment in the Funds.  Changes in the value of the Funds’ portfolio securities may be rapid or unpredictable and cause the NAV of the Funds and its investment return to fluctuate.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  The market value of securities in which the Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.

Water Industry Risk (Water Fund). Any adverse developments in the water infrastructure and equipment/services industry may significantly affect the value of the shares of the Water Fund.  Water Companies are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation influences.

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Water Companies may be significantly affected by events relating to international, political and economic developments, water conservation, the success of exploration projects, commodity prices, tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, raw material costs and other operating costs, and competition from new entrants into the sector.

Water Companies are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as increased availability of potable water in arid regions, may reduce demand for certain products and services provided by Water Companies.

Digital Payments Industry Risk (Digital Payments Fund). Any adverse developments in the digital payments industry and its components as defined above, may significantly affect the value of the shares of the Digital Payments Fund.  Companies in the digital payments industry are subject to major changes in technology, security considerations, taxes, government regulation, general economic conditions, competition and potential political influences.

Competition is a threat to digital payments companies, much of which is derived from related technology risks.  Competitors in this industry include financial institutions and well-established payment processing companies, but the industry is also facing new competitive pressure from non-traditional participants the payments industry.  While those names should be included in this fund, the industry is increasingly competitive and technology driven which makes developing and maintaining a competitive advantage difficult for some companies.  Keeping up with technology changes requires a significant amount of research, software and product development, which may be costly.  This investment in technology is not guaranteed to earn a positive return, depending on the success of the technology developed.

While digital payments are expected to continue to grow as an overall portion of transactions as a whole, the digital payments industry can be cyclical and a material and/or sustained downturn in the economy may materially impact the business models of companies included in the Fund.

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The digital payments industry may also be exposed to certain regulatory risks, which, depending on their severity, could materially impact the outlook for these companies.  Banking regulation, consumer protection laws, privacy/information security, anti-money laundering and/or other changes in regulation may affect these companies.

Additionally, security and reliability are extremely important in this industry.  A material security breach or system outage, either caused by the company or a contracted third party, may impact the reputation of these companies and could materially impact the financial situation of included companies.

Finally, a shift in consumer preferences for transaction/payment methods, particularly unforeseen shifts, could materially impact companies in the Fund to the extent that the company relied on revenues from the area the consumer is shifting from.

Newer Fund Risk (Digital Payments Fund). The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Depository Receipt Risk (All Funds).  Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks.  Depository Receipts may be less liquid than the underlying shares in the primary trading market.  Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository.  As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

Concentration Risk (All Funds).  Because the Water Fund’s assets will be concentrated in the water industry, the Digital Payments Fund’s assets will be concentrated in the digital payments industry, and the Pipeline Fund’s assets will be concentrated in energy pipeline industry, the Funds are subject to loss due to adverse occurrences that may affect those industries.  Each Fund’s strategy of focusing on a specific industry means that the performance of the Fund will be closely tied to the performance of that industry.  The Funds’ focus in these investments may present more risk than if it were broadly diversified over numerous industries and sectors of the economy.  A downturn in these investments would have a greater impact on the Funds than on a fund that does not focus in such investments.  At times, the performance of these investments may lag the performance of other industries or the market as a whole.  An inherent risk associated with a concentrated investment focus is that the Funds may be adversely affected if a small number of its investments perform poorly.

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Equity Securities Risk (All Funds).  Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry.  Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Funds.  In addition, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Funds have exposure.  Common stock prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events that affect the issuers.  In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.  Any of the foregoing risks could substantially impact the ability of such an entity to grow its dividends or distributions.

MLP Risk (Pipeline Fund).  MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state.  Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.  Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

The Pipeline Fund’s investment strategies depend in part on MLPs generally being treated as partnerships for U.S. federal income tax purposes.  Partnerships do not pay U.S. federal income tax at the partnership level.  Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses, and takes that share into account in calculating its own U.S. federal income tax liability.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes.  As a result, the amount of cash available for distribution by the MLP could be reduced and the after-tax return to the Pipeline Fund with respect to its investment in such MLPs could be materially reduced.  If any of the MLPs owned by the Pipeline Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

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An MLP’s distributions to the Pipeline Fund generally will not be taxable unless the cash amount distributed exceeds the Pipeline Fund’s basis in its interest in the MLP.  Distributions received by the Pipeline Fund from an MLP will reduce the Pipeline Fund’s adjusted basis in its interest in the MLP, but not below zero.  Cash distributions in excess of the Pipeline Fund’s basis in the MLP will generally be taxable to the Pipeline Fund as capital gains.  A reduced basis will generally result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Pipeline Fund for tax purposes on the sale of its interest in the MLP.  The Pipeline Fund expects to receive cash distributions each year from certain MLPs that exceed the net taxable income allocated to the Pipeline Fund from such MLPs for such year, and, as a result, the Pipeline Fund may recognize larger taxable gains (or smaller losses) with respect to such MLPs when it disposes of its interests in such MLPs.  If you hold shares in the Pipeline Fund when such gains or losses are recognized, you may be required to pay tax on one or more Pipeline Fund distributions, potentially at ordinary income tax rates, even though you may not have economically benefitted from the associated MLP cash distributions.

The Pipeline Fund will report distributions made to shareholders annually on Form 1099.  If an MLP in which the Pipeline Fund invests amends its partnership tax return, the Pipeline Fund will, when necessary, send you a corrected Form 1099, which could, in turn, require you to amend your federal, state or local tax returns.

MLP Affiliate Risk (Pipeline Fund).  The performance of securities issued by MLP Affiliates, including common shares of corporations that own general partner interests primarily depend on the performance of an MLP.  As such, results of operations, financial condition, cash flows and distributions for MLP Affiliates primarily depend on an MLP’s results of operations, financial condition and cash flows.  The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by the MLP Affiliates.

Non-U.S. Securities Risk (All Funds).  Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers.  For example, non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S.  Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.  There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries.  In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Funds’ assets held in non-U.S. countries.  There may be less publicly available information about a non-U.S. company than there is regarding a U.S. company.  Non-U.S. securities markets may have substantially less volume than U.S. securities markets and some non-U.S. company securities are less liquid than securities of otherwise comparable U.S. companies.  Non-U.S. markets also have different clearance and settlement procedures that could cause the Funds to encounter difficulties in purchasing and selling securities on such markets and may result in the Funds missing attractive investment opportunities or experiencing a loss.  In addition, a portfolio that includes securities issued by non-U.S. issuers can expect to have a higher expense ratio because of the increased transaction costs in non-U.S. markets and the increased costs of maintaining the custody of such non-U.S. securities.  When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.  The Funds may, but do not currently intend to, hedge its exposure to non-U.S. currencies.

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Canadian Securities Risk (Pipeline Fund). The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

Mid-Cap and Small-Cap Companies Risk (All Funds).  The Funds may invest in mid-cap and small-cap companies that may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies.  Mid-cap and small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser or Sub-Adviser need to sell a large quantity of a mid-cap or small-cap company stock, in accordance with the Underlying Index methodology, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

Large-Cap Company Risk (Pipeline Fund).  The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.

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ESG Risk (Water Fund). The Tortoise Index Committee's interpretation of positive ESG characteristics may differ from that of other market participants. Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Water Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Additionally, the Index provider may be unsuccessful in creating an index consisting of companies that satisfy its desired ESG thresholds. The failure to produce such an index could be the result of several factors including, but not limited to, the Index Provider’s inability to receive timely and accurate data from independent third-party ESG research providers.

Liquidity Risk (All Funds).  The Funds may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Funds’ ability to sell particular securities at an advantageous price or a timely manner.  In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times.  In addition, it may be more difficult for the Funds to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices.

Passive Investment Risk (All Funds).  The Funds are not actively managed.  Therefore, unless a specific security is removed from the Funds’ Underlying Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Underlying Index as addressed in the Underlying Index methodology, the Funds generally will not sell a security because the security’s issuer was in financial trouble.  If a specific security is removed from the Funds’ Underlying Index, the Funds may be forced to sell such security at an inopportune time or for a price discount to the security’s current market value.  The Funds anticipates that the value of its shares will decline, more or less, in correspondence with any decline in value of its Underlying Index.  The Funds’ Underlying Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of the Funds are conducted, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Funds.  Unlike the manager of an actively managed fund, the Adviser and Sub-Adviser do not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline.  This means that, based on market and economic conditions, the Funds’ performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

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Tracking Error Risk (All Funds).  There is no guarantee that the Funds will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective.  The Funds’ return may not match the return of its Underlying Index for a number of reasons.  For example, the Funds incurs a number of fees and operating expenses not applicable to the Underlying Index and incurs costs associated with buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the Underlying Index and if it needs to raise cash to meet redemptions or deploy cash in connection with newly created Creation Units.  Imperfect correlation between the Funds’ portfolio securities and those in the Underlying Index, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Funds’ performance from that of its Underlying Index.  This risk may be heightened during times of increased market volatility or other unusual market conditions.  In addition, the Funds may not be able to invest in certain securities and other instruments included in the Underlying Index, or invest in them in the exact proportions represented in the Underlying Index.  To the extent the Funds uses a representative sampling approach, the Funds may not be as well-correlated with the return of the Underlying Index as would be the case if the Funds purchased all the securities in the Underlying Index in the proportions represented in the Underlying Index.  Moreover, the Funds may be delayed in purchasing or selling securities and other instruments included in the Underlying Index.  To the extent the Funds calculates its NAV based on fair value prices, the Funds’ ability to track the Underlying Index may be adversely affected.

Derivatives Risk (Pipeline Fund and Digital Payments Fund).  Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks.  Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments.

Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk).

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The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  The value of derivatives may also be influenced by a variety of other factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives.  Each party to an OTC derivative bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Certain standardized swaps must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps).  Other swaps may be negotiated bilaterally and traded OTC between two parties (uncleared swaps).  Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains.  The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a RIC.

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Non-Diversification Risk (Water Fund and Pipeline Fund).  The Water Fund and Pipeline Fund are classified as “non-diversified,” which means the Funds may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Absence of Active Trading Market Risk (All Funds).  Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV (All Funds).  Shares of the Funds may trade at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The trading prices of shares will fluctuate in accordance with changes in the Funds’ NAV as well as market supply and demand.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Underlying Index trading individually or in the aggregate at any point in time.  The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility or when there is a lack of an active trading market for shares of the Funds.  While the creation/redemption feature is designed to make it likely that shares of the Funds normally will trade close to the Funds’ NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Funds.  If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks (All Funds).  The Funds faces numerous trading risks, including disruption in the creation/redemption process of the Funds and losses from trading in the secondary markets.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons.  In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market.  Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. During a “flash crash,” the market prices of the Funds’ shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Funds. Flash crashes may cause market makers in the Funds’ shares to limit or cease trading in the Funds’ shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

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Legal and Regulatory Change Risks (All Funds).  The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Funds’ investments and its ability to pursue its trading strategy.  In addition, the securities markets are subject to comprehensive statutes and regulations.  The SEC, Commodity Futures Trading Commission, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies.  The effect of any future regulatory change on the Funds could be substantial and adverse.

Risks Related to Investing in the Energy Pipeline Industry (Pipeline Fund)
Risks associated with investing in securities issued by companies in the energy pipeline industry, include:

Pipeline Company Risk.  Pipeline Companies are subject to many risks, including varying demand for crude oil, natural gas, natural gas liquids or refined products in the markets served by the pipeline; changes in the availability of products for gathering, transportation, storing, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities; sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities; and environmental regulation.  Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors.  Gathering and processing pipeline companies are subject to many risks, including declines in production of crude oil and natural gas fields which utilize their gathering and processing facilities as a way to market the crude oil and gas, prolonged depression in the price of natural gas or crude oil, which curtails production due to lack of drilling activity, and declines in the prices of natural gas liquids and refined petroleum products resulting in lower processing or refining margins.  In addition, the development of, demand for, and/or supply of competing forms of energy may negatively impact the revenues of these companies.

Capital Markets Risk.  Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the financial services sector.  In volatile times, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be impacted.  In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers.  In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations.  As a result of any of the foregoing, energy pipeline companies may be unable to obtain new debt or equity financing on acceptable terms.  If funding is not available when needed, or is available only on unfavorable terms, energy companies may not be able to meet obligations as they come due.

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Moreover, without adequate funding, energy pipeline companies may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

Rising interest rates could limit the capital appreciation of equity units of energy pipeline companies as a result of the increased availability of alternative investments at competitive yields.  Rising interest rates may increase the cost of capital for energy companies.  A higher cost of capital or an inflationary period may lead to inadequate funding, which could limit growth from acquisition or expansion projects, the ability of such entities to make or grow dividends or distributions or meet debt obligations, the ability to respond to competitive pressures, all of which could adversely affect the prices of their securities.

Several European Union (“EU”) countries have experienced, and may continue to experience, sever economic and financial difficulties, including Greece, Ireland, Italy, Spain, and Portugal, each of which began to face budget issues in 2010.  There is continued concern about national- level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries.  The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU's resettlement and distribution of refugees, and resolution of the EU's problematic fiscal and democratic accountability.  In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU.  In January 2020, voters in the United Kingdom (the “UK”) withdrew from the EU (known as “Brexit”). As a result of Brexit, the financial markets experienced high levels of volatility and there is considerable uncertainty as to the arrangements that will apply to the UK’s relationship with the EU and other countries going forward. This prolonged uncertainty may affect other countries in the EU and elsewhere. The exit by the UK or other member states will likely result in increased uncertainty, volatility, illiquidity and potentially lower economic growth in the affected markets.

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In addition, negotiations regarding the U.S. federal government debt ceiling and resulting agreements could adversely affect the Fund.  In 2011, S&P lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.”  Since then, the debt ceiling has been adjusted and suspended multiple times.  The effects of these or similar events in the future on the U.S. economy and securities markets or on energy companies cannot be predicted.

Terrorism Risk.  Energy pipeline companies, and the market for their securities, are subject to disruption as a result of terrorist activities, such as the terrorist attacks on the World Trade Center on September 11, 2001; war, such as the wars in Afghanistan and Iraq and their aftermaths; and other geopolitical events, including upheaval in the Middle East or other energy producing regions.  The U.S. government has issued warnings that energy assets, specifically those related to pipeline infrastructure, production facilities, and transmission and distribution facilities, might be specific targets of terrorist activity.  Such events have led, and in the future may lead, to short-term market volatility and may have long-term effects on the energy pipeline industry and markets. Such events may also adversely affect the Fund’s business and financial condition.

Natural Disaster Risk.  Natural risks, such as earthquakes, flood, lighting, hurricane and wind, are inherent risks in energy pipeline company operations.  For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005, or the threat thereof, could result in substantial damage to the facilities of certain companies located in the affected areas and significant volatility in the supply of energy and could adversely impact the prices of the securities in which the Fund invests.  This volatility may create fluctuations in commodity prices and earnings of companies in the pipeline industry.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.  Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.  These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives.  Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

Climate Change Regulation Risk.  Climate change regulation could result in increased operations and capital costs for the companies in which the Fund invests.  Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, which some scientists and policymakers believe contribute to global climate change.  These measures and future measures could result in increased costs to certain companies in which the Fund invests to operate and maintain facilities and administer and manage greenhouse gas emissions programs and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Fund invests.

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Operating Risk.  Energy pipeline companies are subject to many risks, including: equipment failure causing outages; structural, maintenance, impairment and safety problems; transmission or transportation constraints, inoperability or inefficiencies; dependence on a specified fuel source, including the transportation of fuel; changes in electricity and fuel usage; availability of competitively priced alternative energy sources; changes in generation efficiency and market heat rates (the rates at which power plants can efficiently convert a fuel source into heat and electricity); lack of sufficient capital to maintain facilities; significant capital expenditures to keep older infrastructure assets operating efficiently; seasonality; changes in supply and demand for energy commodities; catastrophic and/or weather-related events such as fires, explosions, floods, earthquakes, hurricanes and similar occurrences; storage, handling, disposal and decommissioning costs; and environmental compliance costs.  Breakdown or failure of an energy pipeline company’s assets may prevent the company from performing under applicable sales agreements, which in certain situations could result in termination of the agreements or incurring a liability for liquidated damages.  A company’s ability to successfully and timely complete capital improvements to existing infrastructure or other capital projects is contingent upon many variables.  Should any such efforts be unsuccessful, an energy pipeline company could be subject to additional costs and/or the write-off of its investment in the project or improvement.  As a result of the above risks and other potential hazards associated with the pipeline industry, certain companies may become exposed to significant liabilities for which they may not have adequate insurance coverage.  Any of the aforementioned risks could have a material adverse effect on the business, financial condition, results of operations and cash flows of such companies.

Regulatory Risk.  Issuers in the energy pipeline industry are subject to regulation by various governmental authorities in various jurisdictions and may be adversely affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.  Regulation exists in multiple aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.  Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including fines and injunctions.  Stricter laws, regulations or enforcement policies could be enacted in the future which may increase compliance costs and may adversely affect the financial performance of energy pipeline companies.

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Tariff rates charged for pipeline transportation services by energy pipeline companies engaged in interstate pipeline transportation of natural gas, refined petroleum products and other products are subject to regulation by the Federal Energy Regulatory Commission (“FERC”).  An adverse determination by the FERC with respect to the tariff rates of an energy pipeline company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to make cash distributions to its equity owners.  Prices for certain electric power companies are regulated in the U.S. with the intention of protecting the public while ensuring that the rate of return earned by such companies is sufficient to attract growth capital and to provide appropriate services.  The rates assessed for these rate-regulated electric power companies by state and local regulators are generally subject to cost-of-service regulation and annual earnings oversight.  This regulatory treatment does not provide any assurance as to achievement of earnings levels.  Changes in laws or regulations or changes in the application or interpretation of regulatory provisions in jurisdictions where electric power companies operate, particularly utilities where electricity tariffs are subject to regulatory review or approval, could adversely affect their business.  The Fund could become subject to FERC’s jurisdiction if it is deemed to be a holding company of a public utility company or of a holding company of a public utility company, and the Fund may be required to aggregate securities held by the Fund or other funds and accounts managed by the Adviser and its affiliates.  Accordingly, the Fund may be prohibited from buying securities of a public utility company or of a holding company of any public utility company or may be forced to divest itself of such securities because of other holdings by the Fund or other funds or accounts managed by the Adviser and its affiliates.

Environmental Risk.  Energy pipeline company activities are subject to stringent environmental laws and regulation by many federal, state, local authorities, international treaties and foreign governmental authorities.  These regulations generally involve emissions into the air, effluents into the water, use of water, wetlands preservation, waste disposal, endangered species and noise regulation, among others.  Failure to comply with such laws and regulations or to obtain any necessary environmental permits pursuant to such laws and regulations could result in fines or other sanctions.  Environmental laws and regulations affecting power generation and distribution are complex and have tended to become more stringent over time.  Congress and other domestic and foreign governmental authorities have either considered or implemented various laws and regulations to restrict or tax certain emissions, particularly those involving air and water emissions.  Existing environmental regulations could be revised or reinterpreted, new laws and regulations could be adopted or become applicable, and future changes in environmental laws and regulations could occur, including potential regulatory and enforcement developments related to air emissions.

These laws and regulations have imposed, and proposed laws and regulations could impose in the future, additional costs on the operation of power plants.  Energy pipeline companies have made and will likely continue to make significant capital and other expenditures to comply with these and other environmental laws and regulations.  Changes in, or new, environmental restrictions may force energy pipeline companies to incur significant expenses or expenses that may exceed their estimates.  There can be no assurance that such companies would be able to recover all or any increased environmental costs from their customers or that their business, financial condition or results of operations would not be materially and adversely affected by such expenditures or any changes in domestic or foreign environmental laws and regulations, in which case the value of these companies’ securities in the Fund’s portfolio could be adversely affected.  Energy pipeline companies may not be able to obtain or maintain all required environmental regulatory approvals.  If there is a delay in obtaining any required environmental regulatory approvals or if an energy pipeline company fails to obtain, maintain or comply with any such approval, the operation of its facilities could be stopped or become subject to additional costs.  In addition, an energy pipeline company may be responsible for any on-site liabilities associated with the environmental condition of facilities that it has acquired, leased or developed, regardless of when the liabilities arose and whether they are known or unknown.

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Supply and Demand Risk.  A decrease in the production of natural gas, natural gas liquids, crude oil, coal, refined petroleum products or other energy commodities, or a decrease in the volume of such commodities available for transportation, processing, storage or distribution, may adversely impact the financial performance of companies in the energy pipeline industry.  Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, political events, OPEC actions, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, failure to obtain necessary permits, unscheduled outages, unanticipated expenses, inability to successfully carry out new construction or acquisitions, import supply disruption, increased competition from alternative energy sources or related commodity prices.  A sustained decline in demand for such commodities could also adversely affect the financial performance of companies in the energy pipeline industry.  Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, changes in commodity prices or weather.

The profitability of companies engaged in processing and pipeline activities may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing.  A significant decrease in the production of natural gas, oil, coal or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of such entities.

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Price Volatility Risk.  Greater volatility of energy commodity prices may lead to increased volatility in the prices of equities in the energy pipeline industry.  While energy pipeline companies typically do not take title to commodities and consequently have little direct exposure to changing prices, the price level of commodities may affect the volume of commodities transported, processed, stored or distributed.  This changing volume may directly impact the revenues earned by energy pipeline companies, leading to more price volatility.

Exclusion of Adviser and Sub-Adviser from Commodity Pool Operator Definition.
An exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) has been claimed with respect to the Funds, and, therefore, the Adviser and Sub-Adviser are not subject to CFTC registration or regulation as a CPO with respect to the Funds.

Disclosure of Portfolio Holdings
The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through the Funds’ website and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites.  Additional information regarding the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Investment Management

Investment Adviser
Tortoise Index Solutions, LLC serves as the investment adviser to the Funds.  The Adviser provides actively researched indices and passively managed exchange-traded products.  Its indices are intended to fill a void in the essential asset universe and provide benchmarks for use by investment professionals, research analysts and industry executives to analyze relative performance as well as to provide a basis for passively managed exchange-traded products. The Adviser defines essential assets as “those assets and services that are indispensable and necessary to the functioning of our infrastructure, our economy and our society as a whole.”

The Adviser is a Delaware limited liability company and a registered investment adviser. As of January 31, 2020, the Adviser had $490.1 million in assets under management.  The Adviser is indirectly controlled by Lovell Minnick Partners LLC (“Lovell Minnick”), a private equity firm and SEC registered investment adviser.  The Adviser is an indirect wholly-owned subsidiary of Tortoise Investments, LLC (“Tortoise Investments”), a company that owns multiple wholly-owned essential asset and income-oriented investment advisers. A vehicle formed by Lovell Minnick and owned by certain private funds sponsored by Lovell Minnick and a group of institutional co-investors owns a controlling interest in Tortoise Investments. Certain employees in the Tortoise Investments complex, including the Adviser’s portfolio manager, also own interests in Tortoise Investments.  The Adviser is under common control with Tortoise Capital Advisors, L.L.C. (“TCA”) and Tortoise Credit Strategies, LLC (“TCS”), registered investment advisers that manage other series of the Trust.  TCA and TCS serve as investment advisers to four other series of the Trust.  The principal business address of the Adviser is 5100 W 115th Place, Leawood, Kansas 66211.  The telephone number for the Adviser is 1-844-TR-INDEX (1-844- 874-6339) and the Adviser’s website is www.tortoiseadvisors.com.

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For the services it provides to the Funds, the Funds pay the Adviser a unified fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of each Fund.  Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser is available in the Funds’ Semi-Annual Report to Shareholders dated May 31, 2019.

Investment Sub-Adviser
The Adviser has retained Vident Investment Advisory, LLC to serve as sub-adviser for the Funds. VIA is responsible for the day-to-day management of the Funds. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. Its principal office is located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. VIA was formed in 2014 and provides investment advisory services to ETFs, including the Funds. VIA is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Indexes, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund and subject to a minimum annual fee as follows:

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Fund	Minimum Fee	Rate
Tortoise Digital Payments Infrastructure Fund	$20,000	0.04% on first $250 million in assets 0.03% on next $250 million in assets 0.02% on assets over $500 million
Tortoise Global Water ESG Fund	$20,000	0.04% on first $250 million in assets 0.03% on next $250 million in assets 0.02% on assets over $500 million
Tortoise North American Pipeline Fund	$20,000	0.04% on first $250 million in assets 0.03% on next $250 million in assets 0.02% on assets over $500 million

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser is available in the Funds’ Semi-Annual Report to Shareholders dated May 31, 2020.

Portfolio Managers
The Fund is managed by the sub-adviser’s portfolio management team.  The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Austin Wen, CFA, of VIA, has served as a portfolio manager for each Fund since March 2020. Mr. Wen has been a Portfolio Manager of VIA since 2016 and has seven years of investment management experience. His focus at VIA is on portfolio management and trading, risk monitoring and investment analysis. Previously, he was an analyst for Vident Financial beginning in 2014, working on the development and review of investment solutions. He began his career in 2011 as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia. He is a CFA charterholder.

Denise Krisko, CFA, of VIA, has served as a portfolio manager for each Fund since March 2020. Ms. Krisko has been the President of the Vident since November 2014 and has over twenty years of investment management experience. Ms. Krisko was previously the Chief Investment Officer at Index Management Solutions, LLC (“IMS”). Prior to joining IMS in 2010, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management. Ms. Krisko attained the Chartered Financial Analyst designation in 2000. Ms. Krisko graduated with a BS from Pennsylvania State University and obtained her MBA from Villanova University.

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Habib Moudachirou, of VIA, has served a portfolio manager of each Fund since March 2020. Mr. Moudachirou has been a Senior Portfolio Manager at Vident since 2018 and has over 17 years of experience that includes portfolio management in both active and strategic beta indexation internationally. Prior to joining Vident, he served as an Executive Director and Portfolio Manager at J.P. Morgan, where he was responsible for building and managing smart beta and alternative risk premia strategies; employing cost-effective and liquid replacement solutions for hedge fund exposure; and utilizing risk factor investing. From January 2012 to September 2015, he was a Portfolio Manager at Emerging Global Advisors, where he was responsible for managing smart beta emerging market focused ETFs. Mr. Moudachirou is also an Adjunct Professor at the New York University School of Professional Studies. He holds a B.S. in Physics from Pierre and Marie Curie University as well as an M.S. in Quantitative Finance from the University of Rennes, France. Additionally, Mr. Moudachirou has an M.S.E. in Statistics from the French National School of Statistics University and Information Analysis, ENSAI. He also holds the Financial Risk Manager designation.

VIA began sub-advising the fund in March 2020.  Prior to that, Matthew Weglarz, CFA, of the Adviser, served as portfolio manager of each Fund since its respective inception.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds are available in the SAI.

Multi-Manager Strategies
As part of its services to the Funds, the Adviser researches, evaluates, and may recommend professional investment managers to serve as sub-advisers. The Funds, the Trust, and the Adviser have applied to the Securities and Exchange Commission (the “SEC”) for an exemptive order that will permit the Adviser, subject to approval of the Board of Trustees of Managed Portfolio Series, to enter into new or modified sub-advisory agreements with existing or new sub-advisers for the Funds, without approval of the Funds’ shareholders (“Exemptive Relief”).  There is no guarantee that such an order will be issued.  If the proposed Exemptive Relief is granted by the SEC, the Funds will be required to notify shareholders of the retention of a new sub-adviser within 90 days of the hiring of the new sub-adviser.  In the future, the Adviser may propose to appoint or replace one or more sub-advisers, subject to Board approval and applicable shareholder notice requirements.

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Buying and Selling Fund Shares
Shares of the Water Fund and Digital Payments Fund are listed for secondary trading on the CBOE BZX Exchange. Shares of the Pipeline Fund are listed on the NYSE Arca Exchange.  When you buy or sell shares on the secondary market, you will pay or receive the market price.  The Funds’ shares will trade on the applicable Exchange at prices that may differ to varying degrees from the daily NAV of the Funds’ shares.  A “Business Day” with respect to the Funds is any day on which the applicable Exchange is open for business.  The CBOE BZX Exchange and NYSE Arca Exchange are generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for the Funds is computed by dividing the value of the net assets of the Funds (i.e., the value of its total assets less total liabilities) by the total number of shares of the Funds outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading of the applicable Exchange (ordinarily 4:00 p.m., Eastern time).

You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.  In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price).  This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.”  The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Funds’ shares have more trading volume and market liquidity and higher if the Funds’ shares have little trading volume and market liquidity.  Further, increased market volatility may cause increased bid/ask spreads.  Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

The applicable Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an intraday value of shares of the Funds, also known as the “indicative optimized portfolio value,” or IOPV.  The IOPV calculations are estimates of the value of the Funds’ NAV per share based on the creation basket constituents, which represents the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit.  Premiums and discounts between the IOPV and the market price may occur.  The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Funds at a particular point in time or the best possible valuation of the current portfolio.  Therefore, it should not be viewed as a “real-time” update of the NAV per share of the Funds, which is calculated only once a day.  The quotations of certain holdings of the Funds may not be updated during U.S. trading hours if such holdings do not trade in the United States.  In such instances, a stale price representing the last trading price for such securities will be used in the IOPV calculation.  We do not believe there are any other elements that might adversely affect the use of the IOPV as an indicator of the Funds current market value.  Neither the Funds, the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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The Funds’ portfolio securities generally are valued at market price.  Securities are valued at fair value when market quotations are not readily available.  The Board has adopted procedures to be followed when the Funds must utilize fair value pricing, including when reliable market quotations are not readily available, when the Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable (see, for example, the discussion of fair value pricing of foreign securities in the paragraph below).  Valuing securities at fair value involves reliance on the judgment of the Adviser and the Board (or a committee thereof), and may result in a different price being used in the calculation of the Funds’ NAV from quoted or published prices for the same securities.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that the Funds will obtain the fair value assigned to a security if it sells the security.

In certain circumstances, the Funds may employ fair value pricing to ensure greater accuracy in determining daily NAV.  Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the applicable Exchange when the Funds’ NAV is determined.  If the event may result in a material adjustment to the price of the Funds’ foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Funds may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Funds’ NAV.

Other types of portfolio securities that the Funds may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; and (3) securities for which trading has been halted or suspended.

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Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by the Funds’ Underlying Index.  This may result in a difference between the Funds’ performance and the performance of the Funds’ Underlying Index.

Frequent Purchases and Redemptions of Fund Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI.  When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Funds’ investment strategy, or whether they would cause the Funds to experience increased transaction costs.  The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to a few institutional investors (“Authorized Participants”), and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or its shareholders.  In addition, frequent trading of shares by Authorized Participants and arbitrageurs is critical to helping the market price remain at or close to NAV.

Other Considerations

Distribution and Service Plan.  The Funds have adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% per annum of the Funds’ average daily net assets may be made for the sale and distribution of its Fund shares or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts.  The Funds do not presently intend to make any payments pursuant to the Distribution and Service Plan for the fiscal period ending November 30, 2020.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the initial twelve months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Funds’ assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Payments to Financial Intermediaries.  The Adviser, out of its own resources and without additional cost to the Funds or its shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products.  Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be made to intermediaries for making shares of the Funds available to their customers generally and in investment programs.  The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Funds.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments.  Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Additional Information.  The Funds may enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provide services to the Funds.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds.  The Funds may make changes to this information from time to time.  Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Dividends, Distributions and Taxes

Fund Distributions
The Water Fund expects to pay out dividends from its net investment income semi-annually and distribute its net capital gains, if any, to investors at least annually. The Digital Payments Fund expects to pay out dividends from its net investment income annually and distribute its net capital gains, if any, to investors at least annually. The Pipeline Fund expects to pay out dividends from its net investment income quarterly and distribute its net capital gains, if any, to investors at least annually

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Dividend Reinvestment Service
Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares.  If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Funds purchased on the secondary market.  Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require the Funds’ shareholders to adhere to specific procedures and timetables.

Tax Information
The following is a summary of some important tax issues that affect the Funds and their shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds.  More information about taxes is located in the SAI.  You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds
The Funds are treated as a separate entity for federal income tax purposes, and intends to qualify for the special tax treatment afforded to RICs under the Code.  As long as the Funds qualify for treatment as a RIC, they pay no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions
•	The Funds will distribute each year substantially all of its net investment income and net capital gains income.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

•
The dividends you receive from the Funds will generally be taxed as either ordinary income or “qualified dividend income.”  Dividends that are reported by the Funds as qualified dividend income are generally taxable to noncorporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).  Qualified dividend income generally is income derived from dividends paid to the Funds by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties.  In addition, dividends that the Funds receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.  For dividends to be taxed as qualified dividend income to a non-corporate shareholder, the Funds must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Funds’ shares.  Holding periods may be suspended for these purposes for stock that is hedged.

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•
Distributions from the Funds’ short-term capital gains are generally taxable as ordinary income.  Distributions from the Funds’ net capital gain (the excess of the Funds’ net long- term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares.  For noncorporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

•
Distributions in excess of the Funds’ earnings and profits will, as to each shareholder, constitute a return of capital to the extent of the shareholder’s basis in Fund shares and will be treated as a gain from the sale or exchange of shares to the extent in excess of the shareholder’s basis.

•	All other Fund distributions are generally taxable as ordinary income.

•
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of the Funds).  This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Funds that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.  The Funds’ trading strategies may significantly limit its ability to distribute dividends eligible for the dividends- received deduction for corporations.

•
Distributions paid in January but declared by the Funds in October, November or December of the previous year payable to shareholders of record in such a month may be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

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•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Tax Status of Share Transactions.  Each sale of Fund shares or redemption of Creation Units will generally be a taxable event for the selling or redeeming shareholder.  A shareholder who sells Fund shares will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Funds shares and the amount of cash received in the sale.  A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of any securities and the amount of cash received.

Any capital gain or loss realized upon a sale of Fund shares (including as part of a redemption of Creation Units) is generally treated as a long-term gain or loss if the shares have been held for more than one year, and otherwise as short-term gain or loss.  Any capital loss on the sale of shares held for six months or less (including as part of a redemption of Creation Units) is treated as long-term capital loss to the extent distributions of net capital gain were paid (or treated as paid) with respect to such shares.  Any loss realized on a sale of shares (including as part of a redemption of Creation Units) will be disallowed to the extent shares of the Funds are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Fund shares.

A person who exchanges securities for Creation Units generally will recognize gain or loss from the exchange.  The gain or loss will generally equal the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units.

Backup Withholding.  The Funds will be required in certain cases to withhold at applicable withholding rates (currently 24%) and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Funds either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

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Non-U.S. Investors.  If you are a nonresident alien individual or a foreign corporation, trust or estate, (i) the Funds’ taxable dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business, but (ii) gains from the sale or other disposition of shares of the Funds (including as part of a redemption of Creation Units) generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year.  The 30% withholding tax also will not apply to dividends that the Funds reports as (a) interest-related dividends, to the extent such dividends are derived from the Funds’ “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Funds’ “qualified short-term gain.”  “Qualified net interest income” is the Funds’ net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations.  “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Funds for the taxable year over its net long-term capital loss, if any.  Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.  Backup withholding will not be applied to payments that have been subject to the 30% withholding tax described in this paragraph.

If you are a foreign entity, you may be subject to a 30% withholding tax on ordinary income, Fund distributions and redemptions and certain capital gain dividends unless you comply with applicable requirements with respect to persons investing in or holding accounts with you.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

The Funds have elected to be, and intend to qualify each year for treatment as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Additional Information

Other Information
For purposes of the 1940 Act, the Funds are treated as registered investment companies.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds.  The SEC has issued an exemptive order on which the Funds rely permitting registered investment companies to invest in exchange-traded funds offered by the Adviser beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust.

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Continuous Offering
The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws.  Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.  Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the CBOE BZX Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information
Information regarding how often the shares of the Funds traded on the applicable Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available at www.tortoiseadvisors.com.

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Index Descriptions

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.  Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Funds.

The Tortoise Global Water ESG IndexSM is a proprietary, rules-based, float-adjusted, modified market capitalization-weighted index comprised of companies that are materially engaged in the water infrastructure or water management industries.

The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.

The Tortoise Global Digital Payments Infrastructure Index is a proprietary, rules-based, float-adjusted, modified market capitalization-weighted index comprised of companies that are materially engaged in the digital payments industry.

The S&P 500® Index is an unmanaged, capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

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Financial Highlights

The financial highlights in the following table are intended to help you understand the Funds’ financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information in the table below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request or on the Fund’s website at http://www.tortoiseadvisors.com.

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Tortoise Global Water ESG Fund
	Year Ended November 30, 2019	Year Ended November 30, 2018	Period from February 14, 2017 (1) to November 30, 2017
PER COMMON SHARE DATA(2)
Net asset value, beginning of period	$27.27	$30.07	$25.00

INVESTMENT OPERATIONS:
Net investment income	0.56	0.34	0.21
Net realized and unrealized gain (loss) on investments and translations of foreign currency	5.76	2.65	5.01
Total from investment operations	6.32	(2.31)	5.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.30)	(0.15)
Net realized gains	–	(0.19)	–
Total distributions	(0.53)	(0.49)	(0.15)

Net asset value, end of period	$33.06	$27.27	$30.07

TOTAL RETURN(3)	23.42%	(7.76)%	20.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,875	$4,091	$3,007

Ratios to average net assets:
Expenses(4)	0.40%	0.40%	0.40%
Net investment income(4)	2.01%	1.24%	0.98%
Portfolio turnover rate(3)	16%	36%	22%

(1) Inception date of the Fund.
(2) For a Fund share outstanding for the entire period.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.

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Tortoise North American Pipeline Fund
	Year Ended November 30, 2019	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Period from June 29, 2015(1) to November 30, 2015
PER COMMON SHARE DATA(2)
Net asset value, beginning of period	$21.99	$22.87	$23.23	$19.59	$25.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.62	0.69	0.64	0.67	0.24
Net realized and unrealized gain (loss) on investments and translations of foreign currency(3)	0.55	(0.64)	(0.13)	3.85	(5.43)
Total from investment operations	1.17	0.05	0.51	4.52	(5.19)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.53)	(0.58)	(0.65)	(0.22)
Net realized gains	–	–	–	–	–
Return of capital	(0.53)	(0.40)	(0.29)	(0.23)	–
Total distributions	(0.98)	(0.93)	(0.87)	(0.88)	(0.22)

Net asset value, end of period	$22.18	$21.99	$22.87	$23.23	$19.59

TOTAL RETURN(4)	5.22%	0.15%	2.19%	23.84%	(20.81)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$413,585	$187,993	$82,334	$44,133	$20,564

Ratios to average net assets:
Expenses(5)	0.40%	0.40%	0.40%	0.50%	0.70%
Net investment income(5)	2.01%	2.11%	2.22%	2.40%	2.68%
Portfolio turnover rate(4)	13%	16%	18%	28%	17%

(1)	Inception date of the Fund.
(2) (3)
For a Fund share outstanding for the entire period.
The per common share data for the year ended November 30, 2017, 2016 and the period from June 29, 2015 to November 30, 2015 does not reflect the change in estimate of investment income and return of capital.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

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Tortoise Digital Payments Infrastructure Fund
Period from January 31, 2019 (1) to November 30, 2019
PER COMMON SHARE DATA(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain on investments and translations of foreign currency	7.33
Total from investment operations	7.37

LESS DISTRIBUTIONS FROM:
Net investment income	–
Net realized gains	–
Total distributions	–

Net asset value, end of period	$32.37

TOTAL RETURN(3)	29.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$8,093

Ratios to average net assets:
Expenses(4)	0.40%
Net investment income(4)	0.25%
Portfolio turnover rate(3)	34%

(1)	Inception date of the Fund.
(2)	For a Fund share outstanding for the entire period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

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INVESTMENT ADVISER
Tortoise Index Solutions, LLC.
11550 Ash Street, Suite 300
Leawood, Kansas 66211

INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, Minnesota 55402

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Funds collects only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you.  The Funds collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds does not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintains physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Table of Contents - Prospectus

Tortoise Global Water ESG Fund
Tortoise North American Pipeline Fund
Tortoise Digital Payments Infrastructure Fund
Series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
Please refer to the SAI for additional information on the Funds.  The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide additional information about the Funds’ investments.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 844-874-6339, by visiting the Adviser’s website at www.tortoiseadvisors.com or by writing to:

Tortoise Global Water ESG Fund
Tortoise North American Pipeline Fund
Tortoise Digital Payments Infrastructure Fund
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Funds’ reports and SAI:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

Table of Contents - Prospectus